Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Changes in Provisions

The changes in provisions during the fiscal years ended on December 31, 2018 and 2017 and January 1, 2017 are as follow:

Item	Amounts at beginning of fiscal year	Increases	Decreases			12/31/2018
			Reversals	Charge off	Monetary effects
For administrative, disciplinary and criminal penalties	1,060				(342)	718
Letters of credit, guarantees and other Commitments (*)	3,896	9,785			(2,951)	10,730
Commercial claims	490,388	282,386	35,180	305	(165,895)	571,394
Labor lawsuits	126,058	79,818	48,421		(47,361)	110,094
Pension funds—reimbursement	150,243	171,434	147,480	3,095	(46,824)	124,278
Other	258,268	748,985	643,096	14,119	(110,628)	239,410

Total provisions	1,029,913	1,291,408	874,177	17,519	(374,001)	1,056,624

(*)	The opening balance corresponds to IFRS 9 Impairment initial catch up adjustment disclosed in note 3.2.4.3.

Item	Amounts at beginning of fiscal year	Increases	Decreases			12/31/2017
			Reversals	Charge off	Monetary effects
For administrative, disciplinary and criminal penalties	16,786		541	13,207	(1,978)	1,060
Commercial claims	236,198	343,769	32,740	7	(56,832)	490,388
Labor lawsuits	53,399	173,519	84,819		(16,041)	126,058
Pension funds—reimbursement	129,950	151,390	98,887		(32,210)	150,243
Other	180,935	466,072	252,694	95,887	(40,158)	258,268

Total provisions	617,268	1,134,750	469,681	109,101	(147,219)	1,026,017

Summary of Expected Term to Settle Obligations

The expected terms to settle these obligations are as follows:

	12/31/2018
	Within 12 months	Beyond 12 months	12/31/2018	12/31/2017	01/01/2017
For administrative, disciplinary and criminal penalties		718	718	1,060	16,786
Letters of credit, guarantees and other commitments	10,730		10,730
Commercial claims	59,504	511,890	571,394	490,388	236,198
Labor lawsuits	48,445	61,649	110,094	126,058	53,399
Pension funds—reimbursement	60,556	63,722	124,278	150,243	129,950
Other	210,422	28,988	239,410	258,268	180,935

	389,657	666,967	1,056,624	1,026,017	617,268